Accounting Policies, by Policy (Policies)	12 Months Ended
Dec. 31, 2023
Significant Accounting Policies [Abstract]
Functional currency	Functional currency:

A majority of the Company’s customer orders are indexed to United States dollars (“dollar” or “U.S. dollars”). In addition, a substantial portion of the Company’s purchase orders are indexed to the dollar. The Company’s management believes that the dollar is the primary currency of the economic environment in which the Company operates. Thus, the functional and reporting currency of the Company is the dollar. Accordingly, monetary accounts maintained in currencies other than the dollar are re-measured into dollars in accordance with Accounting Standards Codification (“ASC”) No. 830 “Foreign Currency Matters”. All transaction gains and losses from the re-measured monetary balance sheet items are reflected in the statements of operations as financial income or expenses, as appropriate.

Use of estimates	Use of estimates:

The preparation of the financial statements in conformity with U.S GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during reported periods. The Company’s management believes that the estimates, judgments and assumptions used are reasonable based upon information available at the time they are made. Actual results could differ from those estimates.

Cash equivalents	Cash equivalents: Cash equivalents are short-term, highly liquid investments that are readily convertible to cash with original maturities of three months or less, at acquisition.
Bank deposits	Bank deposits:

Bank deposits with maturities of more than three months but less than one year are included in short-term bank deposits. Such short-term bank deposits are stated at cost, which approximate market values.

Bank deposits with maturities of more than one year are included in long-term bank deposits. Long-term bank deposits are stated at cost, which approximates market values.

Trade receivables	Trade receivables:

Trade receivables are recorded at the invoiced amount less an allowance for any potential uncollectible amounts and do not bear interest. The financial statements include an allowance for credit losses for which collection of the receivable is not probable in total amount of $324,960 and nil on December 31, 2023 and 2022, respectively. In determining the adequacy of the allowance, consideration is given to each trade receivable historical experience, the age of the trade receivable, adjusted to take into account current market conditions and information available about specific debtors, including their financial condition, current payment patterns, the volume of their operations, and evaluation of the security received from them or their guarantors.

Inventories	Inventories:

Inventories are stated at the lower of cost or net realizable value. Inventory write-off is provided to cover risks arising from slow-moving items, technological obsolescence, excess inventories and discontinued products. Inventory write-offs totaled $78,485, $11,856 and nil in 2023, 2022 and 2021, respectively, and have been included in cost of revenues in the Company’s statements of operations.

Cost is determined as follows:

Raw materials and components - using the “first-in, first-out” method.

Work-in-progress and finished products - raw materials as above with the addition of subcontracting costs, calculated on the basis of direct subcontractors costs and with direct overhead costs.

The Company assesses the carrying value of its inventory for each reporting period to ensure inventory is reported at the lower of cost or net realizable value in accordance with ASC No. 330-10-35, “Inventory”. Charges for obsolete and slow-moving inventories are recorded based upon an analysis of specific identification of obsolete inventory items and quantification of slow-moving inventory items. These assessments consider various factors, including historical usage rate, technological obsolescence, estimated current and future market values and new product introduction. In cases when there is evidence that the anticipated utility of goods, in their disposal in the ordinary course of business, will be less than the historical cost of the inventory, the Company recognizes the difference as a current period charge to earnings and carries the inventory at the reduced cost basis until it is sold or disposed of.

Property and equipment, net	Property and equipment, net:

Property and equipment is comprised of the below and stated at cost less accumulated depreciation. Depreciation is calculated using the straight-line method over the estimated useful lives of the assets as follows:

%

Computers and manufacturing equipment	33
Office furniture and equipment	6 - 15
Leasehold improvements	Over the shorter of the term of the lease or the useful life of the asset

Impairment of long-lived assets	Impairment of long-lived assets:

Property and equipment and right-of-use asset for leases subject to depreciation are reviewed for impairment in accordance with ASC No. 360, “Accounting for the Impairment or Disposal of Long-Lived Assets,” whenever events or changes in circumstances indicate that the carrying amount of an asset (asset group) may not be recoverable. Recoverability of assets (asset group) to be held and used is measured by a comparison of the carrying amount of an asset (asset group) to the future undiscounted cash flows expected to be generated by the assets (asset group). If such assets (asset group) are considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the assets (asset group) exceeds the fair value of the assets (asset group). During 2023, 2022 and 2021, no impairment losses were recorded.

Leases	Leases:

The Company adopted ASC 842, Leases (“ASC 842”) on January 1, 2022, using a modified retrospective basis and applied the practical expedients related to the transition. The Company determines if an arrangement is a lease and the classification of that lease at inception based on: (1) whether the contract involves the use of a distinct identified asset, (2) whether the Company obtains the right to substantially all the economic benefits from the use of the asset throughout the period, and (3) whether the Company has a right to direct the use of the asset. The Company elected to not recognize a lease liability and a right-of-use (“ROU”) asset for leases with a term of twelve months or less. Lastly, the Company also elected the practical expedient to not separate lease and non-lease components for its leases.

ROU assets and lease liabilities are recognized at commencement date based on the present value of remaining lease payments over the lease term. ROU assets are initially measured at amounts, which represents the discounted present value of the lease payments over the lease, plus any initial direct costs incurred. The lease liability is initially measured based on the discounted present value of remaining lease payments over the lease term. For this purpose, the Company considers only payments that are fixed and determinable at the time of commencement. The implicit rate within the operating leases is generally not determinable, therefore the Company uses the Incremental Borrowing Rate (“IBR”) based on the information available at commencement date in determining the present value of lease payments. The Company’s IBR is estimated to approximate the interest rate for collateralized borrowing with similar terms and payments and in economic environments where the leased asset is located.

An option to extend the lease is considered in connection with determining the ROU asset and lease liability when it is reasonably certain that the Company will exercise that option. An option to terminate the lease is considered unless it is reasonably certain that the Company will not exercise the option.

Revenue recognition	Revenue recognition:

The Company generates revenues from sales of products manufactured based on the Company’s technology. The Company develops, design and manufactures both standard and customizable high-end digital Video & Audio products. The Company’s products include proprietary software (firmware) embedded into the tangible products and is not sold separately. The Company only sells its products to end customers with no right of return.

The Company applies ASC Topic 606, Revenue from Contracts with Customers (“ASC 606”). Under ASC 606, an entity recognizes revenue when its customer obtains control of promised goods or services in an amount that reflects the consideration that the entity expects to receive in exchange for those goods or services. In accordance with ASC 606, the entity performs the following five steps:

(1)	Identify the contract(s) with a customer,
(2)	Identify the performance obligations in the contract,
(3)	Determine the transaction price,
(4)	Allocate the transaction price to the performance obligations in the contract, and
(5)	Recognize revenue when (or as) the entity satisfies a performance obligation.

Identifying the contract with a customer:

The Company accounts for a contract with a customer when it has approval and commitment from both parties, the rights of the parties and payment terms are identified and agreed upon, the contract has commercial substance and collectability of consideration is probable.

Identifying the performance obligations in the contract:

The Company’s sales transactions include a single performance obligation which is the delivery of the product to the customer. The Company is not obligated and does not provide the customer with an updated version of the products’ embedded software following the initial transaction. Therefore, the Company’s transactions do not include any performance obligation relating to potential upgrades or updates for the software or product.

In certain cases, the Company customizes its products based on its customers’ requirements (Proof of Concept (“POC”) transactions). In addition, commencing 2021, the Company also enters into several transactions in which it develops a specialized product, based on the costumer’s requirements (Non-Recuring Engineering (“NRE”) transactions). In these transactions, the Company has determined that the development or the customization and the delivery of these products are not distinct within the context of the contract, since the nature of the Company’s promise is to transfer a combined output to which each of these components is an input. Therefore, these transactions include a single performance obligation which is the customized product.

Determining the transaction price:

Revenue is measured based on the consideration specified in the contract with a customer, and excludes any sales incentives and amounts collected on behalf of third parties (such as sales tax). The Company has elected to apply the practical expedient for financing component for transactions in which the difference between the payment date and the revenue recognition timing is up to 12 months.

Recognize revenue when (or as) the entity satisfies a performance obligation:

The Company recognizes revenue when it satisfies a performance obligation by transferring control over its product to a customer based on the shipment terms. In most cases, control is transferred at Company’s premises (Ex-work terms).

As for the POC and NRE transactions, the Company analyzed the criteria in ASC 606 to determine whether control over products sold under the contracts is transferred over time. Mainly, whether the Company’s performance does not create an asset with an alternative use to the Company, and if it has an enforceable right to payment for performance completed to date. In its POC transactions, the Company has an enforceable right to payment for performance completed through the term of the contract with its customers. However, the customized product has an alternative use for the Company, therefore, none of the conditions stipulated in ASC 606 are met for recognizing revenue over time. Accordingly, revenue from POC transactions is recognized at a point in time, upon delivery of the product to the customer usually on EX-Works terms.

In the NRE transactions the Company determines that the specialized product does not have an alternative use for the Company, and it has an enforceable right to payment for performance completed through the term of the contract because it best depicts the transfer of control to the customer, which occurs as costs are incurred on the contracts. Therefore, in these transactions, revenue is recognized over time using the cost-to-cost method. The Company determined that this method under ASC 606 is the best measure of progress towards satisfying the performance obligation and reflects a faithful depiction of the transfer of goods and services. The Company uses significant judgment when it determines the costs expected to be incurred upon satisfying the identified performance obligation.

Deferred issuance costs	Deferred issuance costs:

The Company capitalized certain legal, professional accounting and other third-party fees that were directly associated with the IPO, as deferred costs until the IPO was consummated. Following the completion of the IPO, these fees were recorded in the stockholders’ equity as a reduction of additional paid-in capital generated as a result of the activity. The deferred issuance costs in the amount of $871,171 which were capitalized as of December 31, 2021 in long term assets were charged to equity during 2022 in conjunction with the IPO.

Warrant classification	Warrant classification:

When the Company issues freestanding instruments, it first analyzes the provisions of the Financial Accounting Standards Board (“FASB”) ASC Topic 480, Distinguishing Liabilities from Equity (“ASC 480”) in order to determine whether the instrument should be classified as a liability, with subsequent changes in fair value recognized in the statements of operations in each period. If the instrument is not within the scope of ASC 480, the Company further analyzes the provisions of FASB ASC Topic 815, derivatives and hedging (“ASC 815-10”) in order to determine whether the instrument is considered indexed to the entity’s own stock and qualifies for classification within equity. If the provisions of ASC 815-10 for equity classification are not met, the instrument is classified as a liability, with subsequent changes in fair value recognized in the statements of operations in each period.

Warranty reserve	Warranty reserve:

The Company provides a one-year standard warranty for its products. The Company records a provision for the estimated cost to repair or replace products under warranty at the time revenues are recognized based on the Company’s historical experience. The Company periodically assesses the adequacy of its recorded warranty liabilities and adjusts the amounts as necessary.

The following table sets forth activity in the Company’s accrued warranty account for each of the years ended December 31, 2023, 2022 and 2021, respectively:

	Year ended December 31,
	2023	2022	2021

Balance at the beginning of the year	$25,049	$20,758	$9,879

Cost incurred	(15,334)	(3,220)	(5,850)
Expense recognized	30,596	7,511	16,729

Balance at the end of the year	$40,311	$25,049	$20,758

Shipping and handling fees and costs	Shipping and handling fees and costs:

Shipping and handling fees charged to the Company’s customers are recognized as product revenue in the period shipped and the related costs for providing these services are recorded as a cost of revenues in the statements of operations.

Research, development costs	Research, development costs:

Research and development costs, which consist mainly of labor costs, materials and subcontractor costs, are charged to operations as incurred.

According to ASC Topic 350, Intangibles - Goodwill and Other, software that is part of a product or process to be sold to a customer shall be accounted for under ASC subtopic 985-20. The Company’s products contain embedded software which is an integral part of these products because it allows the various components of the products to communicate with each other and the products are clearly unable to function without this coding. Based on the Company’s product development process, the Company does not incur material costs after the point in time at which the product as a whole reaches technological feasibility. Therefore, research and development costs are charged to the statement of operations as incurred.

Government grants	Government grants:The Company received non-royalty-bearing and royalty-bearing grants from the Israel Innovation Authority (“IIA”) for approved research and development projects. These grants are recognized at the time the Company is entitled to such grants on the basis of the costs incurred as provided by the relevant agreement and included as a deduction from research and development expenses, net.Research and development grants deducted from research and development expenses, net amounted to $259,473, $98,138 and nil for the years ended December 31, 2023, 2022 and 2021, respectively.
Basic and diluted net loss per share	Basic and diluted net loss per share:

Basic net loss per share is computed based on the weighted average number of Ordinary Shares outstanding during each period. Diluted net loss per share is computed based on the weighted average number of Ordinary Shares outstanding during each period, plus potential dilutive Ordinary Shares considered outstanding during the period, if any, in accordance with ASC No. 260, “Earnings Per Share”.

The total number of Ordinary Shares related to outstanding share options excluded from the calculation of diluted income (loss) per share as they would have been anti-dilutive was 5,685,694, 5,206,700 and 379,772 for the years ended December 31, 2023, 2022 and 2021, respectively.

Fair value of financial instruments	Fair value of financial instruments:

Fair value is an exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or a liability.

A three-tier fair value hierarchy is established as a basis for considering such assumptions and for inputs used in the valuation methodologies in measuring fair value:

Level 1 - Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.

Level 2 - Include other inputs that are directly or indirectly observable in the marketplace.

Level 3 - Unobservable inputs that are supported by little or no market activity.

The Company, in estimating fair value for financial instruments, determined that the carrying amounts of cash and cash equivalents, short-term deposits, trade receivables, restricted deposits including deposits for employee benefits and trade payables are equivalent to, or approximate their fair value due to the short-term maturity of these instruments. The liabilities include long-term loans from related parties bear no interest and are not linked to any index at approximate market rates.

Segments	Segments:

The Company operates in one segment. Management does not segregate its business for internal reporting. The Company’s chief operating decision maker (“CODM”), who is the Chief Executive Officer, evaluates the performance of its business based on financial data consistent with the presentation in the accompanying financial statements. The Company concluded that its unified business is conducted globally and accordingly represents one operating segments.

Income taxes	Income taxes:

The Company accounts for taxes on income in accordance with ASC Topic 740, Income Taxes, which prescribes the use of the asset and liability method whereby d eferred tax asset and liability account balances are determined based on differences between the financial reporting and tax bases of assets and liabilities and are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse. The Company provides a valuation allowance, if necessary, to reduce deferred tax assets to their estimated realizable value if it is more likely than not that a portion or all of the deferred tax assets will not be realized, based on the weight of available positive and negative evidence. Deferred tax liabilities and assets are classified as non-current.

The Company accounts for uncertain tax positions in accordance with ASC 740-10. ASC 740-10 contains a two-step approach to recognizing and measuring uncertain tax positions. The first step is to evaluate the tax position taken or expected to be taken in a tax return by determining if the weight of available evidence indicates that it is more likely than not that, on an evaluation of the technical merits, the tax position will be sustained on audit, including resolution of any related appeals or litigation processes. The second step is to measure the tax benefit as the largest amount that is more than not likely to be realized upon ultimate settlement.

The Company accounts for interest and penalties as a component of income tax expense.

Severance pay	Severance pay:

Effective July 1, 2022, the Company’s agreements with employees, are subject to Section 14 of the Severance Pay Law, 1963. Up to July 1, 2022, the liability of the Company for severance pay for employees, was calculated pursuant to Israeli severance pay law based on the most recent salary of each employee multiplied by the number of years of employment for these employee as of June 30, 2022. The Company’s liability for the period until June 30, 2022, is fully provided for by monthly deposits with severance pay funds, insurance policies and an accrual. The deposited funds include profits and losses accumulated up to June 30, 2022. The deposited funds may be withdrawn only upon the fulfillment of the obligation pursuant to Israeli severance pay law or labor agreements. The value of these policies is recorded as an asset on the Company’s balance sheets.

Effective July 1, 2022, the Company’s agreements with new employees in Israel are subject to Section 14 of the Severance Pay Law, 1963, and effective July 1, 2022, also with existing employees. The Company’s contributions for severance pay have extinguished its severance obligation. Upon contribution of the full amount based on the employee’s monthly salary for each year of service, no additional obligation exists regarding the matter of severance pay, and no additional payments is made by the Company to the employee. Furthermore, the related obligation and amounts deposited on behalf of the employee for such obligation are not stated on the balance sheet, as the Company is legally released from any obligation to employees once the required deposit amounts have been paid.

Severance pay expenses for the years ended December 31, 2023, 2022 and 2021 amounted to $81,212, $61,169 and $31,356, respectively.

Concentrations of credit or business risk	Concentrations of credit or business risk:

Financial instruments that potentially subject the Company to concentrations of credit risk consist principally of cash equivalents, bank deposits, trade receivables and trade payables.

Cash equivalents and bank deposits are invested mainly in NIS and U.S. dollars with major banks in Israel. Management believes that the financial institutions that hold the Company’s investments are financially sound and, accordingly, minimal credit risk exists with respect to these investments.

Most of the Company’s trade receivables are derived from sales to large and financially secure organizations. In determining the adequacy of the allowance, management bases its opinion, inter alia, on the estimated risks, current market conditions and in reliance on available information with respect to the debtor’s financial position. See Note 10b for a discussion of the Company’s major customers.

The Company acquires certain component parts for its products from market leading suppliers that are single source manufacturers. In order to mitigate the risk and as a redundant solution, the Company designs similar products based on component parts from different suppliers.

Commitments and contingencies	Commitments and contingencies:

Liabilities for loss contingencies arising from claims, assessments, litigations, fines and penalties and other sources are recognized when it is probable that a liability has been incurred and the amount of the assessment can be reasonably estimated. Gain contingencies are recognized when they are realized or when all related contingencies have been resolved.

Share-based compensation	Share-based compensation:

The Company applies ASC 718, Share-based Payment (“ASC 718”). ASC 718 requires companies to estimate the fair value of equity-based payment awards on the date of grant using an option-pricing model. The value of the awards is recognized as an expense over the requisite service periods in the Company’s statements of operations.

The Company measures the compensation cost related to the options awarded on the grant date and recognize the cost on a straight-line method over the requisite service period of the awards, including awards with graded vesting and no additional conditions for vesting other than service conditions. The Company accounts for forfeitures as they occur.

Fair value of the equity instrument issued to a non-employee is measured as of the grant date. The fair value of the awards is recognized over the vesting period, which coincides with the period that the counter-party is providing services to the Company.

The Company used the Black-Scholes option-pricing model to determine the fair value of options granted during 2022 and the repricing on May 2023. The following assumptions were applied in determining the options’ fair value on their grant date:

	2023	2022

Risk-free interest rate (a)	3.51%-3.83%	4.5%-1.6%
Expected option term (years) (b)	2.6-4.2	3.5-6.5
Expected share price volatility (c)	55.9%-63.1%	36.1%-58.7%
Dividend yield (d)	-	-
Weighted average grant date fair value	$0.35	$1.07

These assumptions and estimates were determined as follows:

(a)	Risk-Free Interest Rate: The risk-free rate for the expected term of the options is based on the Black-Scholes option-pricing model on the yields of U.S. Treasury securities with maturities appropriate for the expected term of employee share option awards.
(b)	Expected Term: The expected term represents the period that options are expected to be outstanding. The Company determines the expected term using the simplified method. The simplified method deems the term to be the average of the time-to-vesting and the contractual life of the options.
(c)	Expected Volatility: As the Company has a short trading history for its ordinary shares, the expected volatility is derived from the average historical share volatilities of several unrelated public companies within the Company’s industry that the Company considers to be comparable to its own business over a period equivalent to the option’s expected term.
(d)	Expected Dividend Yield: The Company has never declared or paid any cash dividends and does not presently plan to pay cash dividends in the foreseeable future. As a result, an expected dividend yield of zero percent was used.

Treasury shares	Treasury shares:The Company repurchased 120,715 Ordinary Shares on the open market and holds such shares as treasury shares. The Company presents the cost to repurchase treasury shares as a reduction of shareholders’ equity. Treasury shares are not entitled to vote on any matters brought before the shareholders.
Cash and cash equivalents in Statement of Cash Flows	Cash and cash equivalents in statement of cash flows:

The Company implements the Accounting Standards Update (“ASU”) 2016-18, Statement of Cash Flows (Topic 230): Restricted Cash, which requires amounts generally described as restricted cash and restricted cash equivalents to be included within cash and cash equivalents when reconciling the beginning-of-period and end-of-period total amounts shown in the statement of cash flows.

The following table provides a reconciliation of cash, cash equivalents, and restricted cash and cash equivalents reported within the accompanying balance sheets that sum to the total of the same such amounts presented in the accompanying statements of cash flows:

	December 31,
	2023	2022

Cash and cash equivalents	$2,050,494	$221,961
Restricted deposits	32,692	33,569

Total cash, cash equivalents and restricted deposits presented in the statements of cash flows	$2,083,186	$255,530

Recently issued accounting pronouncements adopted	Recently issued accounting pronouncements adopted:

As an “Emerging Growth Company”, the Jumpstart Our Business Startups Act (“JOBS Act”) allows the Company to delay adoption of new or revised accounting pronouncements applicable to public companies until such pronouncements are made applicable to private companies. The Company has elected to use this extended transition period under the JOBS Act. The adoption dates discussed below reflect this election.

In February 2016, the FASB issued ASU 2016-02 regarding FASB ASC 842. The new guidance requires lessees to recognize lease assets and lease liabilities for those leases classified as operating leases under previous FASB guidance. The Company adopted ASC 842 on January 1, 2022, using a modified retrospective basis and applied the practical expedients related to the transition. Consequently, financial information was not updated and the disclosures required under the standard are not provided for dates and periods before January 1, 2022. The adoption resulted in an increase of approximately $530,444 for the right of use lease assets against lease liabilities.

In June 2016, the FASB issued ASU 2016-13, Financial Instruments — Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments (“ASU 2016-13”), which replaces the existing incurred loss impairment model with an expected credit loss model and requires a financial asset measured at amortized cost to be presented at the net amount expected to be collected. The guidance is effective for the Company beginning January 1, 2023. The adoption of this standard did not have a material impact on the Company’s financial statements.

Recently issued accounting pronouncements not yet adopted	Recently issued accounting pronouncements not yet adopted:In November 2023, the FASB issued ASU 2023-07, “Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures”, which requires public entities to disclose information about their reportable segments’ significant expenses and other segment items on an interim and annual basis. Public entities with a single reportable segment are required to apply the disclosure requirements in ASU 2023-07, as well as all existing segment disclosures and reconciliation requirements in ASC 280 on an interim and annual basis. ASU 2023-07 is effective for fiscal years beginning after December 15, 2023, and for interim periods within fiscal years beginning after December 15, 2024, with early adoption permitted. The Company is currently evaluating the impact of adopting ASU 2023-07.In December 2023, the FASB issued ASU 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures, which requires entities, on an annual basis, to provide disclosure of specific categories in the rate reconciliation, as well as disclosure of income taxes paid disaggregated by jurisdiction. ASU 2023-09 is effective for fiscal years beginning after December 15, 2025, with early adoption permitted. The Company is currently evaluating the impact of adopting ASU 2023-09.